Provisions - Termination Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions [Roll Forward]
Provision for post-employment plans at beginning of period	€ 1,215	€ 1,246
Additions	73	452
Retirements/amount applied	(456)	(496)
Transfers	(14)
Translation differences, hyperinflation adjustments and accretion	(33)	11
Other		2
Provision for post-employment plans at end of period	€ 785	€ 1,215